Inventories, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories consist of the following:

	September 30,	December 31,
(in thousands)	2024	2023
Finished products	$4,773	$2,607
Finished products - Long Term	2,620	2,376
Raw materials - Long Term	578	532
Total inventories, net	$7,971	$5,515

Inventories, net consisted of the following:

	December 31,	December 31,
(in thousands)	2023	2022
Finished products	$2,607	$4,567
Finished products - Long Term	$2,376	$—
Raw materials - Long Term	$532	$—
Total inventories, net	$5,515	$4,567